Basis of Presentation	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Basis of Presentation

 Note 2 | Basis of presentation

We prepared these consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). We have consistently applied the same accounting policies throughout all periods presented, as if these policies had always been in effect, with the exception of the accounting standards adopted effective January 1, 2024, as disclosed in Note 28. These consolidated financial statements are presented in millions of US dollars, unless otherwise indicated, which is the functional currency of Nutrien and the majority of its subsidiaries.

Certain immaterial 2023 figures have been reclassified in the consolidated statements of earnings, consolidated statements of cash flows and Note 6 Other expenses (income).

These consolidated financial statements were authorized for issue by the Board of Directors on February 20, 2025.

Sensitivity analyses included throughout the notes should be used with caution as the changes are hypothetical and not reflective of future performance. The sensitivities have been calculated independently of changes in other key variables. We prepared these consolidated financial statements under the historical cost basis, except for items that IFRS requires to be measured at fair value. Reference to n/a indicates information is not applicable.